                                                                   1998
                                                                   ANNUAL REPORT






                              MINNESOTA MUNICIPAL
                              TERM TRUSTS
                              MNA
                              MNB




[LOGO] FIRST AMERICAN
       ASSET MANAGEMENT

                                                         [LOGO] FIRST AMERICAN
                                                                ASSET MANAGEMENT
--------------------------------------------------------------------------------

CONTENTS

 2   Fund Overview

 7   Financial Statements and Notes

     Investments in Securities

     19   MNA

     23   MNB

27   Independent Auditors' Report

28   Federal Income Tax Information

30   Shareholder Update



MINNESOTA MUNICIPAL TERM TRUSTS

PRIMARY INVESTMENTS

Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

Minnesota Municipal Term Trust (MNA) and Minnesota Municipal Term Trust II (MNB) are non-diversified, closed-end management investment companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax and to return $10 per share to investors on or before April 15, 2002; and April 15, 2003, respectively -- although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to federal and/or state of Minnesota alternative minimum taxes. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that either fund will achieve its objective.



--------------------------------------------------------------------------------
NOT FDIC INSURED               NO BANK GUARANTEE                  MAY LOSE VALUE
--------------------------------------------------------------------------------

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended December 31, 1998


[CHART]

MINNESOTA MUNICIPAL TERM TRUST (MNA, inception 9/26/1991)        5.47%     5.67%     8.37%
MINNESOTA MUNICIPAL TERM TRUST II (MNB, inception 4/24/1992)     5.95%     5.99%     8.18%

All total returns are through December 31,1998, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since-inception periods ended December 31, 1998, were 10.04%, 6.67% and 7.99% for MNA and 12.56%, 6.06% and 7.85% for MNB. These
returns assume reinvestment of all distributions and reflect sales charges on those distributions as described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


1         1998   ANNUAL REPORT                   MINNESOTA MUNICIPAL TERM TRUSTS

FUND
     OVERVIEW
--------------------------------------------------------------------------------

FUND MANAGEMENT

DOUG WHITE, CFA,
is primarily responsible for the management of the Minnesota Municipal Term Trusts. He has 15 years of financial experience.

RON REUSS, ISFA,
assists with the management of the Minnesota Municipal Term Trusts. He has 29 years of financial experience.



FEBRUARY 15, 1999

WE ARE PLEASED THAT THE MINNESOTA MUNICIPAL TERM TRUSTS (MNA AND MNB) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the year ended December 31, 1998, the funds continued to earn more than their monthly common and preferred stock dividends and add to their dividend reserves. The funds' net asset values remain above the $10 per share objective. The net asset values for MNA and MNB as of December 31, 1998 were $11.12 and $10.90, respectively.

AS OF DECEMBER 31, 1998, MNA'S DIVIDEND RESERVE HAS REACHED A LEVEL WHERE THE FUND CANNOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, if MNA continues to earn more than its monthly common and preferred stock dividend, it may be required to pay the excess out as additional dividends rather than adding to its dividend reserve.

BOND PRICES WERE VOLATILE IN 1998, AND THE SUPPLY OF MUNICIPAL ISSUES INCREASED. Mixed domestic economic signals and foreign economic problems caused turmoil in the bond market, but for the year, growth continued to out-pace expectations while inflation remained lower than anticipated. Refundings and new issues due to lowered interest rates created an increased supply of municipal issues. This resulted in the second highest year for municipal bond issuance,



--------------------------------------------------------------------------------
BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES

                                        MNA                 MNB
                                     Inception           Inception
                                     9/26/1991           4/24/1992
At the Fund's Inception                  0%                  0%
--------------------------------------------------------------------------------
As of December 31, 1998                 74%                 63%
--------------------------------------------------------------------------------


2         1998   ANNUAL REPORT                   MINNESOTA MUNICIPAL TERM TRUSTS

FUND
     OVERVIEW CONTINUED
--------------------------------------------------------------------------------

surpassed only by 1993. Ongoing economic expansion kept municipal credits strong with credit rating upgrades surpassing downgrades.

THE INCREASED SUPPLY OF MUNICIPALS FACILITATED OUR ONGOING STRATEGY OF SELLING LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATION DATES. As shown in the table on page 2, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates continues to increase. Advance refunding is responsible for a portion of this increase. In addition, we made appropriate trades as interest rates fell and bond prices increased. This restructuring generated capital gains, which were distributed to shareholders. Also, restructuring proceeds were reinvested at lower interest rates, decreasing fund income.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. There are several events that could cause this to occur. A number of bonds currently have market values in excess of their maturity prices. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices.

IN ADDITION, AS THE FUNDS APPROACH TERMINATION, AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF BONDS WITH


--------------------------------------------------------------------------------
DISTRIBUTION HISTORY SINCE INCEPTION

                                                                  MNA                 MNB
                                                               Inception           Inception
                                                               9/26/1991           4/24/1992
Total Monthly Income Distributions Through 12/31/1998
-----------------------------------------------------------------------------------------------

     Common Shareholders                                         $4.41               $3.88
-----------------------------------------------------------------------------------------------

     Preferred Shareholders (On a Common Share Basis)            $1.09               $0.99
-----------------------------------------------------------------------------------------------

Total Capital Gains Distributions to Common
Shareholders Through 12/31/1998                                  $0.16               $0.15
-----------------------------------------------------------------------------------------------


3         1998   ANNUAL REPORT                   MINNESOTA MUNICIPAL TERM TRUSTS

FUND
     OVERVIEW CONTINUED
--------------------------------------------------------------------------------

SHORTER MATURITIES AND LOWER COUPONS THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to supplement common and/or preferred dividends. See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation and current dividend reserve.

SHAREHOLDERS ALSO SHOULD REMEMBER THAT THE FUNDS ARE ALWAYS SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN HAVE AN IMPACT ON NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategy as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE MINNESOTA MUNICIPAL TERM TRUSTS. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.


--------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY OF COMMON SHARES

                                                            MNA          MNB
                                                         Inception    Inception
                                                         9/26/1991    4/24/1992
Initial Offering Price                                    $10.00       $10.00
--------------------------------------------------------------------------------

Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                              ($0.66)      ($0.67)
--------------------------------------------------------------------------------

Accumulated Realized Gains or Losses at 12/31/1998         $0.00        $0.00
--------------------------------------------------------------------------------

Subtotal                                                   $9.34        $9.33
--------------------------------------------------------------------------------

Dividend Reserve
(Undistributed Net Investment Income) at 12/31/1998      + $0.77      + $0.53
--------------------------------------------------------------------------------

Unrealized Appreciation on Investments at 12/31/1998     + $1.01      + $1.04
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ON 12/31/1998                   $11.12       $10.90
--------------------------------------------------------------------------------


4         1998   ANNUAL REPORT                   MINNESOTA MUNICIPAL TERM TRUSTS

FUND
     OVERVIEW CONTINUED
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION

As a percentage of total assets on December 31, 1998

[CHART]

MINNESOTA MUNICIPAL TERM TRUST

Water/Pollution Control Revenue         11%

Economic Development Revenue             1%

Leasing Revenue                          6%

Other Assets                             2%

General Obligations                     14%

Solid Waste Disposal                     2%

Short-Term Securities                    5%

Hospital Revenue                        23%

Parking Revenue                          1%

Health Services/HMO                      1%

Education Revenue                        1%

Electric Revenue                        13%

Housing Revenue                         14%

Health Hospital Facilities Revenue       1%

Special Tax Assessment Revenue           5%


[CHART]

MINNESOTA MUNICIPAL TERM TRUST II

Water/Pollution Control Revenue          9%

Other Assets                             2%

IOR--Miscellaneous Projects              6%

General Obligations                     16%

Leasing Revenue                          2%

Short-Term Securities                    6%

Hospital Revenue                        13%

Parking Revenue                          4%

Education Revenue                        2%

Electric Revenue                        27%

Housing Revenue                         13%


5         1998   ANNUAL REPORT                   MINNESOTA MUNICIPAL TERM TRUSTS

FUND
     OVERVIEW CONTINUED
--------------------------------------------------------------------------------

PREFERRED STOCK

The preferred stock issued by MNA and MNB pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


6         1998   ANNUAL REPORT                   MINNESOTA MUNICIPAL TERM TRUSTS

Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1998
 ................................................................................

                                                                MINNESOTA        MINNESOTA
                                                                MUNICIPAL        MUNICIPAL
                                                                TERM TRUST     TERM TRUST II
                                                              --------------   --------------
ASSETS:
Investments in securities at market value* (including
  repurchase agreements of $3,212,000 and $2,817,000,
  respectively) (note 2) ...................................  $  94,819,113    $  58,380,883
Cash in bank on demand deposit .............................         25,996           25,719
Accrued interest receivable ................................      1,603,878          962,258
                                                              --------------   --------------
  Total assets .............................................     96,448,987       59,368,860
                                                              --------------   --------------

LIABILITIES:
Common stock dividends payable (note 2) ....................        291,795          170,232
Preferred stock dividends payable (note 3) .................          9,863            1,212
Payable for investment securities purchased on a when-issued
  basis (note 2) ...........................................      3,525,000        4,100,000
Accrued investment management fee ..........................         19,707           11,717
Accrued remarketing agent fee ..............................         26,000           13,261
Accrued administrative fee .................................         11,824            7,030
Other accrued expenses .....................................          5,496            3,247
                                                              --------------   --------------
  Total liabilities ........................................      3,889,685        4,306,699
                                                              --------------   --------------
  Net assets applicable to outstanding capital stock .......  $  92,559,302    $  55,062,161
                                                              --------------   --------------
                                                              --------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $  82,335,219    $  49,636,308
Undistributed net investment income ........................      4,394,846        1,818,591
Accumulated net realized gain on investments ...............         19,453            4,213
Unrealized appreciation of investments .....................      5,809,784        3,603,049
                                                              --------------   --------------
  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $  92,559,302    $  55,062,161
                                                              --------------   --------------
                                                              --------------   --------------

* Investments in securities at identified cost..............  $  89,009,329    $  54,777,834
                                                              --------------   --------------
                                                              --------------   --------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $  63,759,302    $  37,712,161
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................      5,732,710        3,460,000
Net asset value ............................................  $       11.12    $       10.90
Market price ...............................................  $       11.44    $       11.31

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $  28,800,000    $  17,350,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................          1,152              694
Liquidation preference per share ...........................  $      25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  7  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 1998
 ................................................................................

                                                                              MINNESOTA
                                                               MINNESOTA      MUNICIPAL
                                                               MUNICIPAL     TERM TRUST
                                                               TERM TRUST        II
                                                              ------------   -----------
INCOME:
Interest  ..................................................  $ 5,523,540    $3,147,160
                                                              ------------   -----------

EXPENSES (NOTE 5):
Investment management fee ..................................      233,554       138,296
Administrative fee .........................................      140,132        82,978
Remarketing agent fee ......................................       73,000        43,979
Custodian and accounting fees ..............................       63,625        44,595
Transfer agent fees ........................................        2,207         2,006
Reports to shareholders ....................................       25,693        19,585
Directors' fees ............................................        9,339         9,339
Audit and legal fees .......................................       41,549        42,350
Other expenses .............................................       30,263        19,039
                                                              ------------   -----------
  Total expenses ...........................................      619,362       402,167
    Less expenses paid indirectly ..........................       (8,588)       (8,887)
                                                              ------------   -----------

  Total net expenses .......................................      610,774       393,280
                                                              ------------   -----------

  Net investment income ....................................    4,912,766     2,753,880
                                                              ------------   -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................      736,084       280,832
Net change in unrealized appreciation or depreciation of
  investments ..............................................   (1,134,304)     (218,871)
                                                              ------------   -----------

  Net gain (loss) on investments ...........................     (398,220)       61,961
                                                              ------------   -----------

    Net increase in net assets resulting from operations ...  $ 4,514,546    $2,815,841
                                                              ------------   -----------
                                                              ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  8  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   MINNESOTA MUNICIPAL
                                                                       TERM TRUST
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/98        12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  4,912,766   $   5,030,888
Net realized gain on investments ...........................        736,084         299,913
Net change in unrealized appreciation or depreciation of
  investments ..............................................     (1,134,304)        127,174
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....      4,514,546       5,457,975
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (3,771,550)     (3,501,539)
  Preferred stock dividends ................................       (875,579)       (941,311)
From net realized gains:
  Common stock dividends ...................................       (600,788)       (209,817)
  Preferred stock dividends ................................       (160,212)        (59,328)
                                                              -------------   -------------
  Total distributions ......................................     (5,408,129)     (4,711,995)
                                                              -------------   -------------
    Total increase (decrease) in net assets ................       (893,583)        745,980

Net assets at beginning of year ............................     93,452,885      92,706,905
                                                              -------------   -------------

Net assets at end of year ..................................   $ 92,559,302   $  93,452,885
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $  4,394,846   $   4,141,302
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  9  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   MINNESOTA MUNICIPAL
                                                                      TERM TRUST II
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/98        12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  2,753,880   $   2,807,704
Net realized gain on investments ...........................        280,832         265,558
Net change in unrealized appreciation or depreciation of
  investments ..............................................       (218,871)        523,753
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....      2,815,841       3,597,015
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (2,052,472)     (2,042,784)
  Preferred stock dividends ................................       (526,361)       (544,844)
From net realized gains:
  Common stock dividends ...................................       (287,872)       (173,000)
  Preferred stock dividends ................................        (74,802)        (49,704)
                                                              -------------   -------------
  Total distributions ......................................     (2,941,507)     (2,810,332)
                                                              -------------   -------------
    Total increase (decrease) in net assets ................       (125,666)        786,683

Net assets at beginning of year ............................     55,187,827      54,401,144
                                                              -------------   -------------

Net assets at end of year ..................................   $ 55,062,161   $  55,187,827
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $  1,818,591   $   1,646,840
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

            1998 Annual Report  10  Minnesota Municipal Term Trusts

               Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively; although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade Minnesota municipal obligations including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA; shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

--------------------------------------------------------------------------------

            1998 Annual Report  11  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                The funds concentrate their investments in Minnesota and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 1998, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II, had entered into when-issued or forward commitments of $3,525,000 and $4,100,000, respectively.

                FEDERAL TAXES
                Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. However, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II incurred federal excise taxes of $1,508 and $67, respectively, during the 1997 excise tax year.

--------------------------------------------------------------------------------

            1998 Annual Report  12  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount amortization and the non-deductibility of excise tax payments made. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as follows:

                                           MINNESOTA      MINNESOTA
                                           MUNICIPAL      MUNICIPAL
                                          TERM TRUST    TERM TRUST II
                                          -----------   --------------
Decrease undistributed net investment
  income ...............................    $12,093         $3,296
Increase accumulated net realized gain
  on investments .......................    $13,601         $3,363
Decrease additional paid-in-capital ....    $ 1,508         $   67

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Per share common stock distributions of $0.0509 and $0.0492 for Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II, respectively, were declared in December and are payable in January. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

--------------------------------------------------------------------------------

            1998 Annual Report  13  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS
                For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances to a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II have issued and, as of December 31, 1998, have outstanding 1,152 shares and 694 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent.

                RP is a registered trademark of Merrill Lynch & Company.

--------------------------------------------------------------------------------

            1998 Annual Report  14  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1998, were as follows:

                                           MINNESOTA     MINNESOTA
                                           MUNICIPAL     MUNICIPAL
                                          TERM TRUST   TERM TRUST II
                                          -----------  --------------
Purchases ..............................  $ 9,960,275    $5,625,893
Proceeds from sales ....................  $10,988,367    $4,744,896

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                On August 10, 1998, the funds entered into an investment advisory agreement with U.S. Bank National Association (U.S.
                Bank), acting through its division, First American Asset Management. Prior thereto, Piper Capital Management Incorporated, which was acquired by U.S. Bancorp on May 1, 1998, had served as the funds' advisor. U.S. Bank also serves as the funds' administrator under an administration agreement effective May 1, 1998. Prior thereto, Piper Capital provided services under an administration agreement through April 30, 1998.

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

--------------------------------------------------------------------------------

            1998 Annual Report  15  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

--------------------------------------------------------------------------------

            1998 Annual Report  16  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                                          Year Ended December 31,
                                          -------------------------------------------------------
                                            1998(g)       1997       1996       1995       1994
                                          -----------   --------   --------   --------   --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................     $11.28     $  11.15   $  11.31   $  10.06   $  11.33
                                          -----------   --------   --------   --------   --------
Operations:
  Net investment income ................       0.86         0.88       0.87       0.88       0.89
  Net realized and unrealized gains
    (losses) on investments ............      (0.08)        0.07      (0.25)      1.17      (1.41)
                                          -----------   --------   --------   --------   --------
    Total from operations ..............       0.78         0.95       0.62       2.05      (0.52)
                                          -----------   --------   --------   --------   --------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........      (0.66)       (0.61)     (0.61)     (0.61)     (0.61)
    Paid to preferred shareholders .....      (0.15)       (0.16)     (0.16)     (0.19)     (0.14)
  From net realized gains
    Paid to common shareholders ........      (0.10)       (0.04)     (0.01)        --         --
    Paid to preferred shareholders .....      (0.03)       (0.01)        --         --         --
                                          -----------   --------   --------   --------   --------
    Total distributions to
      shareholders .....................      (0.94)       (0.82)     (0.78)     (0.80)     (0.75)
                                          -----------   --------   --------   --------   --------
Net asset value, common stock, end of
  period ...............................     $11.12     $  11.28   $  11.15   $  11.31   $  10.06
                                          -----------   --------   --------   --------   --------
                                          -----------   --------   --------   --------   --------
Market value, common stock, end of
  period ...............................     $11.44     $  11.13   $  10.50   $  10.63   $   9.25
                                          -----------   --------   --------   --------   --------
                                          -----------   --------   --------   --------   --------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................       5.47%        7.15%      4.23%     18.86%     (6.01)%
Total return, common stock, market value
  (b) ..................................      10.04%       12.48%      4.86%     21.91%    (12.73)%
Net assets at end of period (in
  millions) ............................     $   93     $     93   $     93   $     94   $     86
Ratio of expenses to average weekly net
  assets applicable to common stock
  (e) ..................................       0.96%        0.97%      0.99%      0.95%      0.92%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (c)(f) ...............       6.25%        6.37%      6.40%      6.38%      7.06%
Portfolio turnover rate (excluding
  short-term securities) ...............         11%          %8         %2         %9         %2
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   29     $     29   $     29   $     29   $     29
Asset coverage ratio (d) ...............        321%         324%       322%       325%       300%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.66%, 0.67%, 0.68%, 0.65% AND 0.62% IN FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994,
     RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.26%, 5.41%, 5.42%, 5.57% AND 5.69% IN FISCAL YEARS 1998, 1997, 1996, 1995, AND
     1994, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

            1998 Annual Report  17  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                                          Year Ended December 31,
                                          -------------------------------------------------------
                                            1998(g)       1997       1996       1995       1994
                                          -----------   --------   --------   --------   --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................     $10.94     $  10.71   $  10.89   $   9.48   $  10.92
                                          -----------   --------   --------   --------   --------
Operations:
  Net investment income ................       0.80         0.81       0.82       0.83       0.83
  Net realized and unrealized gains
    (losses) on investments ............         --         0.23      (0.24)      1.37      (1.54)
                                          -----------   --------   --------   --------   --------
    Total from operations ..............       0.80         1.04       0.58       2.20      (0.71)
                                          -----------   --------   --------   --------   --------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........      (0.59)       (0.59)     (0.59)     (0.59)     (0.59)
    Paid to preferred shareholders .....      (0.15)       (0.16)     (0.16)     (0.19)     (0.14)
  From net realized gains
    Paid to common shareholders ........      (0.08)       (0.05)     (0.01)     (0.01)        --
    Paid to preferred shareholders .....      (0.02)       (0.01)        --         --         --
                                          -----------   --------   --------   --------   --------
    Total distributions to
      shareholders .....................      (0.84)       (0.81)     (0.76)     (0.79)     (0.73)
                                          -----------   --------   --------   --------   --------
Net asset value, common stock, end of
  period ...............................     $10.90     $  10.94   $  10.71   $  10.89   $   9.48
                                          -----------   --------   --------   --------   --------
                                          -----------   --------   --------   --------   --------
Market value, common stock, end of
  period ...............................     $11.31     $  10.69   $  10.25   $  10.38   $   8.63
                                          -----------   --------   --------   --------   --------
                                          -----------   --------   --------   --------   --------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................       5.95%        8.34%      4.04%     21.57%     (7.91)%
Total return, common stock, market value
  (b) ..................................      12.56%       10.78%      4.88%     27.63%    (19.55)%
Net assets at end of period (in
  millions) ............................     $   55     $     55   $     54   $     55   $     50
Ratio of expenses to average weekly net
  assets applicable to common stock
  (e) ..................................       1.06%        1.09%      1.07%      1.06%      1.03%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (c)(f) ...............       5.87%        6.06%      6.20%      6.10%      6.78%
Portfolio turnover rate (excluding
  short-term securities) ...............          9%          10%        %4         %9         %4
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   17     $     17   $     17   $     17   $     17
Asset coverage ratio (d) ...............        317%         318%       314%       317%       289%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.73%, 0.74%, 0.73%, 0.72% AND 0.69% IN FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994,
     RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.98%, 5.13%, 5.25%, 5.36% AND 5.51% IN FISCAL YEARS 1998, 1997, 1996, 1995 AND
     1994, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

            1998 Annual Report  18  Minnesota Municipal Term Trusts

Investments in Securities
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                   December 31, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (97.1%):
  ECONOMIC DEVELOPMENT REVENUE (1.0%):
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.15%-7.35%, 12/1/03-12/1/09 .....  $   835,000      $    899,335
                                                                            ------------

  EDUCATION REVENUE (0.9%):
    Higher Education Facility - College of St. Benedict,
      4.50%, 3/1/00-3/1/02 ..............................      810,000           819,335
                                                                            ------------

  ELECTRIC REVENUE (13.7%):
    Anoka County Resource Recovery, 3.95%-4.05%,
      12/1/00-12/1/01 ...................................    3,525,000(e)      3,511,870
    Northern Municipal Power (Prerefunded to 1/1/99),
      7.25%, 1/1/16 .....................................    4,850,000(d)      4,947,000
    Northern Municipal Power (FSA), 4.70%, 1/1/02 .......    1,605,000         1,650,646
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.39%-6.94%, 1/1/06-1/1/10 ........................    3,340,000(b)      2,123,919
    Western Municipal Power Agency (AMBAC), 4.80%,
      1/1/02 ............................................      465,000           480,466
                                                                            ------------
                                                                              12,713,901
                                                                            ------------

  GENERAL OBLIGATIONS (14.2%):
    Delano Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 7.25%, 2/1/11 ................      300,000(d)        322,020
    Mankato School District (FSA) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................    1,000,000(d)      1,076,090
    Minneapolis and St. Paul Metropolitan Council
      (Crossover refunded to 9/1/00), 6.75%, 9/1/08 .....    2,990,000(d)      3,150,922
    State General Obligation, 5.00%, 11/1/01 ............      500,000           519,905
    State General Obligation (Prerefunded to 8/1/01),
      6.70%, 8/1/10 .....................................    5,000,000(d)      5,378,900
    State General Obligation, Zero-Coupon, 5.95%,
      8/1/01 ............................................    3,000,000(b)      2,728,230
                                                                            ------------
                                                                              13,176,067
                                                                            ------------

  HEALTH SERVICE/HMO (1.2%):
    Minneapolis and St. Paul Housing and Redevelopment
      Authority Healthcare Systems (AMBAC), 4.25%,
      11/15/99 ..........................................    1,100,000         1,111,143
                                                                            ------------

  HEALTH/HOSPITAL FACILITIES REVENUE (1.5%):
    Buffalo Covenant Retirement Communities, 4.30%-4.55%,
      12/1/02-12/1/05 ...................................    1,350,000         1,364,696
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1998 Annual Report  19  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  HOSPITAL REVENUE (23.5%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 4.90%-5.00%,
      11/15/01-11/15/02 .................................  $ 1,635,000      $  1,694,405
    Bemidji Hospital Facilities (Prerefunded to 9/1/01),
      7.00%, 9/1/21 .....................................    3,200,000(d)      3,522,784
    Burnsville Hospital System, Zero-Coupon (Escrowed to
      maturity to 5/1/12), 6.76%, 5/1/12 ................    1,000,000(b)        485,710
    Maplewood Health Care Facilities Revenue (Callable
      11/15/01 at 102), 5.70%, 11/15/02 .................      500,000           523,425
    Minneapolis and St. Paul Health One Obligated Group
      (Prerefunded to 8/15/00), 8.00%, 8/15/14 ..........    2,000,000(d)      2,182,600
    Minneapolis Hospital Facilities-Children's Medical
      Center (Prerefunded to 6/1/01), 7.00%, 12/1/20 ....    2,000,000(d)      2,191,820
    Monticello-Big Lake Community Hospital District
      (MBIA), 4.00%-4.60%, 12/1/99-12/1/02 ..............      525,000           526,910
    St. Louis Park Hospital Facility (AMBAC) (Crossover
      refunded to 7/1/00), 7.25%, 7/1/15 ................    1,300,000(d)      1,395,524
    St. Louis Park Hospital Facility (AMBAC) (Prerefunded
      to 7/1/00), 7.25%, 7/1/15 .........................    5,500,000(d)      5,914,205
    St. Paul Housing and Redevelopment Authority,
      4.50%-4.90%, 11/1/99-11/1/02 ......................    3,255,000         3,306,125
                                                                            ------------
                                                                              21,743,508
                                                                            ------------

  HOUSING REVENUE (14.9%):
    Burnsville Oak Leaf Apartments (GNMA) (Callable
      7/1/01 at 103), 7.05%-7.15%, 1/1/12-1/1/25 ........    3,735,000         3,954,423
    City of Coon Rapids (FHA) (Callable 2/1/02 at 102),
      AMT, 6.75%, 8/1/23 ................................    1,300,000(f)      1,371,214
    Minneapolis Housing-Churchill Apartments (Callable
      10/1/01 at 102), 7.05%, 10/1/22 ...................    3,645,000         3,926,175
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%,
      12/1/11-12/1/21 ...................................      409,000           431,937
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.95%, 2/1/14 ...............................    3,400,000         3,632,730
    State Housing and Finance Agency (Callable 2/1/02 at
      102), 6.90%, 8/1/12 ...............................      495,000           529,600
                                                                            ------------
                                                                              13,846,079
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1998 Annual Report  20  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  IDR - SOLID WASTE DISPOSAL (2.4%):
    Anoka County Solid Waste Disposal Revenue (CFC)
      (Callable 6/1/00 at 102), AMT, 6.95%, 12/1/08 .....  $ 2,100,000(f)   $  2,230,599
                                                                            ------------

  LEASING REVENUE (6.0%):
    Hennepin County Certificates of Participation
      (Prerefunded to 11/15/01), 6.70%-6.75%,
      11/15/09-11/15/11 .................................    4,085,000(d)      4,426,541
    Washington County Jail Facility (MBIA) (Prerefunded
      to 2/1/02), 7.00%, 2/1/12 .........................    1,000,000(d)      1,096,290
                                                                            ------------
                                                                               5,522,831
                                                                            ------------

  PARKING REVENUE (1.1%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................    1,000,000(d)      1,067,190
                                                                            ------------

  SPECIAL TAX ASSESSMENT REVENUE (5.0%):
    Minneapolis Community Development Authority,
      Zero-Coupon (MBIA), 6.71%-7.01%, 3/1/07-3/1/09 ....    6,685,000(b)      4,601,449
                                                                            ------------

  WATER/POLLUTION CONTROL REVENUE (11.7%):
    State Public Facilities Authority (Prerefunded to
      3/1/01), 6.65%-6.70%, 3/1/08-3/1/13 ...............   10,000,000(d)     10,830,980
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $84,117,329)  ............................                     89,927,113
                                                                            ------------

SHORT-TERM SECURITIES (5.3%):
    Bloomington Multifamily Revenue, 3.55%, 12/1/25 .....    1,100,000(c)      1,100,000
    Minneapolis General Revenue, 3.85%, 4/1/14 ..........      580,000(c)        580,000
    Repurchase agreement with Goldman Sachs, acquired on
      12/31/98, interest of $1,695, 4.75%, 1/4/99 .......    3,212,000(g)      3,212,000
                                                                            ------------

      Total Short-Term Securities
        (cost: $4,892,000)  .............................                      4,892,000
                                                                            ------------

      Total Investments in Securities
        (cost: $89,009,329)(h)  .........................                   $ 94,819,113
                                                                            ------------
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1998 Annual Report  21  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) ON DECEMBER 31, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $3,525,000.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1998, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $3,601,813, WHICH REPRESENTS 3.9% OF NET ASSETS.
(g) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(h) ON DECEMBER 31, 1998, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $88,987,459. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  5,844,804
      GROSS UNREALIZED DEPRECIATION ......       (13,150)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  5,831,654
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

            1998 Annual Report  22  Minnesota Municipal Term Trusts

Investments in Securities
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                                December 31, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (99.5%):
  ECONOMIC DEVELOPMENT REVENUE (0.4%):
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.10%, 12/1/02 ...................  $   175,000      $    185,808
                                                                            ------------

  EDUCATION REVENUE (2.2%):
    Higher Education Facility-Macalester College
      (Callable 3/1/02 at 100), 6.30%, 3/1/14 ...........    1,125,000         1,211,130
                                                                            ------------

  ELECTRIC REVENUE (29.3%):
    Anoka County Resource Recovery, 4.15%-4.25%,
      12/1/02-12/1/03 ...................................    4,100,000(f)      4,076,174
    Northern Municipal Power (AMBAC) (Prerefunded to
      1/1/99), 6.00%-7.40%, 1/1/18-1/1/19 ...............    3,000,000(d)      3,020,000
    Northern Municipal Power (FSA), 4.75%, 1/1/03 .......    2,000,000         2,071,400
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.50%-6.94%, 1/1/09-1/1/10 ........................    9,690,000(b)      5,935,975
    Western Municipal Power Agency (AMBAC), 4.90%,
      1/1/03 ............................................    1,000,000         1,042,730
                                                                            ------------
                                                                              16,146,279
                                                                            ------------

  GENERAL OBLIGATIONS (16.9%):
    Braham Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 6.25%, 2/1/14 ................      350,000(d)        368,725
    Hopkins Blake School Project (Callable 9/1/04 at
      100), 6.45%, 9/1/13-9/1/14 ........................      385,000           433,352
    Mankato School District (FSA) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................    2,300,000(d)      2,475,007
    Metropolitan Council (Crossover refunded to 9/1/00),
      6.75%, 9/1/10-9/1/11 ..............................    2,500,000(d)      2,634,550
    St. Paul Independent School District (Prerefunded to
      2/1/01), 6.45%-6.50%, 2/1/09-2/1/10 ...............      875,000(d)        925,970
    State General Obligation, 5.00%, 8/1/03 .............    1,800,000         1,895,274
    Willmar Independent School District (AMBAC) (Callable
      2/1/02 at 100), 6.25%, 2/1/15 .....................      500,000           536,600
                                                                            ------------
                                                                               9,269,478
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1998 Annual Report  23  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  HOSPITAL REVENUE (13.5%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 5.00%,
      11/15/03 ..........................................  $   695,000      $    727,116
    Duluth Health Care Facilities, Benedictine-St. Mary's
      Project (Prerefunded to 2/15/00), 8.38%,
      2/15/20 ...........................................    2,000,000(d)      2,151,380
    Duluth Hospital Facility, St. Lukes (Connie Lee)
      (Callable 5/1/02 at 102), 6.40%, 5/1/10 ...........      300,000           326,583
    Maplewood Healthcare Facility (Callable 11/15/01 at
      102), 5.80%, 11/15/03 .............................      500,000           525,905
    Minneapolis and St. Paul Health Care Facilities
      (MBIA) (Callable 8/15/00 at 102), 6.75%,
      8/15/14 ...........................................    2,500,000         2,660,350
    Monticello-Big Lake Community Hospital District,
      4.70%, 12/1/03 ....................................      125,000           125,917
    Red Wing Health Care Facility (Callable 9/1/03 at
      102), 6.40%, 9/1/12                                      220,000           235,204
    St. Paul Housing and Redevelopment Authority Hospital
      Revenue, 5.00%, 11/1/03 ...........................      670,000           687,025
                                                                            ------------
                                                                               7,439,480
                                                                            ------------

  HOUSING REVENUE (14.3%):
    City of Moorhead - Phoenix Project (Callable 6/1/02
      at 101), AMT, 6.35%-7.00%, 6/1/03-6/1/20 ..........    1,260,000(g)      1,302,116
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%, 12/1/11 .........        8,000             8,173
    State Housing and Finance Agency, 4.85%-5.05%,
      7/1/02-7/1/04 .....................................    1,440,000         1,486,332
    State Housing and Finance Agency (Callable 1/1/03 at
      102), AMT, 6.50%, 1/1/26 ..........................      370,000(g)        390,994
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.85%, 2/1/07 ...............................    2,945,000         3,140,784
    State Housing and Finance Agency (Callable 7/1/02 at
      102), AMT, 6.75%-6.85%, 7/1/12-1/1/24 .............    1,475,000(g)      1,560,192
                                                                            ------------
                                                                               7,888,591
                                                                            ------------

  IDR - MISCELLANEOUS PROJECTS (6.7%):
    Duluth Seaway Port Authority, Cargill Inc. Project
      (Callable 5/1/02 at 102), 6.80%, 5/1/12 ...........    2,090,000(e)      2,282,656
    East Grand Forks, Pollution Control (Callable 4/1/01
      at 102), 7.75%, 4/1/18 ............................    1,300,000         1,404,039
                                                                            ------------
                                                                               3,686,695
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1998 Annual Report  24  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  LEASING REVENUE (1.9%):
    Olmsted County Housing Redevelopment Authority
      (Callable 2/1/02 at 100), 6.10%, 2/1/13 ...........  $ 1,000,000      $  1,061,980
                                                                            ------------

  OTHER REVENUE (0.2%):
    Moorhead Gross Revenue, 5.00%, 12/1/02 ..............      125,000           126,903
                                                                            ------------

  PARKING REVENUE (4.7%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................    2,415,000(d)      2,577,264
                                                                            ------------

  WATER/POLLUTION CONTROL REVENUE (9.4%):
    State Public Facilities Authority (Prerefunded to
      3/1/02), 6.50%, 3/1/14 ............................    4,695,000(d)      5,170,275
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $51,160,834)  ............................                     54,763,883
                                                                            ------------

SHORT-TERM SECURITIES (6.5%):
    Bloomington Multifamily Revenue, 3.55%, 12/1/25 .....      800,000(c)        800,000
    Repurchase agreement with Goldman Sachs acquired on
      12/31/98, interest of $1,487, 4.75%, 1/4/99 .......    2,817,000(h)      2,817,000
                                                                            ------------

      Total Short-Term Securities
        (cost: $3,617,000)  .............................                      3,617,000
                                                                            ------------

      Total Investments in Securities
        (cost: $54,777,834)(i)  .........................                   $ 58,380,883
                                                                            ------------
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

            1998 Annual Report  25  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON DECEMBER 31, 1998, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $2,282,656 OR 4.1% OF TOTAL NET ASSETS.
(f) ON DECEMBER 31, 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $4,100,000.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1998, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $3,253,302, WHICH REPRESENTS 5.9.% OF NET ASSETS.
(h) REPURCHASE AGREEMENT IN A JOINT TRADING ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(i) ON DECEMBER 31, 1998, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $54,763,527. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  3,641,292
      GROSS UNREALIZED DEPRECIATION ......       (23,936)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  3,617,356
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

            1998 Annual Report  26  Minnesota Municipal Term Trusts

Independent Auditors' Report
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
MINNESOTA MUNICIPAL TERM TRUST INC. AND
MINNESOTA MUNICIPAL TERM TRUST INC. II:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1998 and the financial highlights for each of the years in the five-year period ended December 31, 1998. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II as of December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 12, 1999

--------------------------------------------------------------------------------

            1998 Annual Report  27  Minnesota Municipal Term Trusts

               Federal Income Tax Information
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON STOCK INCOME DISTRIBUTIONS
                  (INCOME FROM TAX-EXEMPT SECURITIES, 99.36% AND 99.15% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           MINNESOTA      MINNESOTA
                                           MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II
----------------------------------------  -----------   --------------
January 12, 1998 .......................    $0.0509         $0.0492
February 25, 1998 ......................     0.0509          0.0492
March 25, 1998 .........................     0.0509          0.0492
April 22, 1998 .........................     0.0509          0.0492
May 27, 1998 ...........................     0.0509          0.0492
June 24, 1998 ..........................     0.0509          0.0492
July 29, 1998 ..........................     0.0509          0.0492
August 26, 1998 ........................     0.0509          0.0492
September 23, 1998 .....................     0.0509          0.0492
October 28, 1998 .......................     0.0959          0.0513
November 24, 1998 ......................     0.0509          0.0492
December 16, 1998 ......................     0.0530          0.0499
                                          -----------       -------
    Total ..............................    $0.6579         $0.5932
                                          -----------       -------
                                          -----------       -------

                COMMON STOCK SHORT-TERM GAINS
                  (TAXABLE AS ORDINARY DIVIDENDS)

                                           MINNESOTA      MINNESOTA
                                           MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II
----------------------------------------  -----------   --------------
October 28, 1998 .......................    $0.0014         $    --
                                          -----------       -------
                                          -----------       -------

--------------------------------------------------------------------------------

            1998 Annual Report  28  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                COMMON STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           MINNESOTA      MINNESOTA
                                           MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II
----------------------------------------  -----------   --------------
October 28, 1998 .......................    $0.0044         $0.0242
December 16, 1998 ......................     0.0990          0.0590
                                          -----------       -------
    Total ..............................    $0.1034         $0.0832
                                          -----------       -------
                                          -----------       -------

                PREFERRED STOCK INCOME DISTRIBUTIONS
                  (INCOME FROM TAX-EXEMPT SECURITIES, 99.36% AND 99.15% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           MINNESOTA      MINNESOTA
                                           MUNICIPAL      MUNICIPAL
                                          TERM TRUST    TERM TRUST II
                                          -----------   --------------
Total ..................................    $760.49         $758.44
                                          -----------       -------
                                          -----------       -------

                PREFERRED STOCK SHORT-TERM GAINS
                  (TAXABLE AS ORDINARY DIVIDENDS)

                                           MINNESOTA      MINNESOTA
                                           MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II
----------------------------------------  -----------   --------------
October 28,1998 ........................     $1.43           $  --
                                             -----           -----
                                             -----           -----

                PREFERRED STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           MINNESOTA      MINNESOTA
                                           MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II
----------------------------------------  -----------   --------------
October 28, 1998 .......................    $  4.61         $    --
October 30, 1998 .......................         --           25.42
December 2, 1998 .......................      23.51              --
December 4, 1998 .......................         --           26.49
December 9, 1998 .......................      26.37              --
December 11, 1998 ......................         --           26.37
December 16, 1998 ......................      26.37              --
December 18, 1998 ......................         --           29.51
December 23, 1998 ......................      26.37              --
December 30, 1998 ......................      29.97              --
                                          -----------       -------
    Total ..............................    $137.20         $107.79
                                          -----------       -------
                                          -----------       -------

--------------------------------------------------------------------------------

            1998 Annual Report  29  Minnesota Municipal Term Trusts

               Shareholder Update
--------------------------------------------------------------------------------

                ANNUAL MEETING RESULTS
                An annual meeting of the funds' shareholders was held on August 10, 1998. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                (1) The funds' preferred shareholders elected the following directors:

                                             SHARES       SHARES WITHHOLDING
                                           VOTED "FOR"    AUTHORITY TO VOTE
                                          -------------   ------------------
MINNESOTA MUNICIPAL TERM TRUST
David T. Bennett .......................      1,080               56
Leonard W. Kedrowski ...................      1,080               56

MINNESOTA MUNICIPAL TERM TRUST II
David T. Bennett .......................        689                2
Leonard W. Kedrowski ...................        689                2

                (2) The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES       SHARES WITHHOLDING
                                           VOTED "FOR"    AUTHORITY TO VOTE
                                          -------------   ------------------
MINNESOTA MUNICIPAL TERM TRUST
Robert J. Dayton .......................    5,414,598           151,887
Roger A. Gibson ........................    5,418,973           147,512
Andrew M. Hunter III ...................    5,430,473           136,012
Robert L. Spies ........................    5,427,849           138,636
Joseph D. Strauss ......................    5,433,904           132,581
Virginia L. Stringer ...................    5,439,478           127,007

MINNESOTA MUNICIPAL TERM TRUST II
Robert J. Dayton .......................    3,346,861            52,100
Roger A. Gibson ........................    3,345,936            53,025
Andrew M. Hunter III ...................    3,346,232            52,729
Robert L. Spies ........................    3,346,936            52,025
Joseph D. Strauss ......................    3,346,936            52,025
Virginia L. Stringer ...................    3,346,936            52,025

--------------------------------------------------------------------------------

            1998 Annual Report  30  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                (3) The funds' preferred and common shareholders, voting as a class, ratified the selection by a majority of the independent members of the funds' Board of Directors of KPMG Peat Marwick LLP as the independent public accountants for the funds for the fiscal year ending December 31, 1998. The following votes were cast regarding this matter:

                                             SHARES            SHARES                        BROKER
                                           VOTED "FOR"     VOTED "AGAINST"    ABSTENTIONS   NON-VOTES
                                          -------------   -----------------   -----------   ---------
Minnesota Municipal Term Trust .........    5,477,759           29,372           59,353        --
Minnesota Municipal Term Trust II ......    3,342,151           19,106           37,703        --

                (4) The funds' preferred and common shareholders, voting as a class, approved an interim advisory agreement between the funds and Piper Capital Management Incorporated, and the receipt of investment advisory fees by Piper Capital under such agreement. The following votes were cast regarding this matter:

                                             SHARES            SHARES                        BROKER
                                           VOTED "FOR"     VOTED "AGAINST"    ABSTENTIONS   NON-VOTES
                                          -------------   -----------------   -----------   ---------
Minnesota Municipal Term Trust .........    5,391,291           82,121           93,072        --
Minnesota Municipal Term Trust II ......    3,310,567           42,985           45,408        --

--------------------------------------------------------------------------------

            1998 Annual Report  31  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                (5) The funds' preferred and common shareholders, voting as a class, approved a new investment advisory agreement between the funds and U.S. Bank. The following votes were cast regarding this matter:

                                             SHARES            SHARES                        BROKER
                                           VOTED "FOR"     VOTED "AGAINST"    ABSTENTIONS   NON-VOTES
                                          -------------   -----------------   -----------   ---------
Minnesota Municipal Term Trust .........    5,368,504           98,499           99,481        --
Minnesota Municipal Term Trust II ......    3,287,384           53,882           57,695        --

                CHANGE OF ACCOUNTANTS
                On September 9, 1998, the funds' board of directors, upon the recommendation of the audit committee, appointed Ernst & Young LLP the independent accountants for the funds for the fiscal year ending December 31, 1999, and dismissed KPMG Peat Marwick LLP ("KPMG"). KPMG's reports on the funds' financial statements for the past two years have not contained an adverse opinion or a disclaimer of opinion, and have not been qualified as to uncertainty, audit scope, or accounting principles. In addition, there have not been any disagreements with KPMG during the funds' two most recent fiscal years on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by Investors Fiduciary Trust Company (IFTC), the plan agent.

--------------------------------------------------------------------------------

            1998 Annual Report  32  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call IFTC at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing IFTC at least 10 days before each share's dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, IFTC will buy shares of the funds primary exchange or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since IFTC fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased

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            1998 Annual Report  33  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                IFTC maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by IFTC in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax, to the same extent if received as cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to IFTC. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

--------------------------------------------------------------------------------

            1998 Annual Report  34  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by IFTC with at least 90 days written notice to participants in the plan.

                Any questions about the plan should be directed to your investment professional or to Investors Fiduciary Trust Company, P.O. Box 419432, Kansas City, Missouri 64141,
                1-800-543-1627.

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            1998 Annual Report  35  Minnesota Municipal Term Trusts

                    [LOGO]  FIRST AMERICAN
                            ASSET MANAGEMENT

                            MINNESOTA MUNICIPAL TERM TRUSTS
                            1998   ANNUAL REPORT


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                            2/1999   165-99